UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08465

Camco Investors Fund

(Exact name of registrant as specified in charter)

30 East Main Street

Berryville, VA 22611

(Address of principal executive offices)

(Zip code)

30 East Main Street

Berryville, VA 22611

(Name and address of agent for service)

Registrant's telephone number, including area code: 703-709-7008

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Camco Investors Fund
	Portfolio of Investments
	September 30, 2004 (Unaudited)

COMMON STOCKS
Shares		Value
Agricultural Production-Crops- 2.61%
6,625	NVIDIA Corp. *	96,195

Bakery Products- 2.25%
3,625	Sara Lee Corp.	82,868

Communications Equipment, NEC- 1.97%
4,500	Utstarcom, Inc. *	72,495

Crude Petroleum & Natural Gas- 5.46%
7,100	Chesapeake Energy	112,393
1,875	Pogo Producing Co.	88,969
		201,362
Drawing & Insulating Of Nonferous- 2.32%
7,000	Andrew Corp. *	85,680

Finance Services- 2.08%
3,150	Allied Capital	76,829

Food And Kindred Products- 2.13%
3,050	Conagra Foods	78,416

General Building Contractors- 2.69%
1,175	KB Homes	99,276

Household Appliances- 2.44%
4,900	Maytag Corp.	90,013

Household Furniture- 2.94%
5,950	Select Comfort *	108,290

In Vitro & In Vivo Diagnostic- 2.93%
36,100	Trinity Biotech *	107,939

Industrial Organic Chemicals- 2.32%
3,950	Sensient Technologies	85,478

Mortgage Bankers & Loan Correspondents- 2.22%
1,975	Doral Financial	81,903

National Commercial Banks- 5.05%
1,900	Commerce Bancorp	104,880
2,575	Keycorp	81,370
		186,250
Natural Gas Transmission- 2.32%
1,825	Kinder Morgan Energy Partners	85,483

Pharmaceutical Preparations- 4.45%
2,575	Par Pharmaceutical *	92,520
3,325	NBTY, Inc. *	71,687
		164,207
Plastics Products, NEC- 2.00%
3,675	Newell Rubbermaid, Inc.	73,647

Printed Circuit Boards- 3.03%
8,425	Flextronics *	111,631

Radio & Tv Broadcasting & Communications- 2.50%
1,375	L-3 Communications	92,125

Real Estate Investment Trusts- 8.87%
2,600	Saul Centers	85,488
2,850	Thornburg Mortgage Asset Corp.	82,679
4,000	Equity One	78,480
3,275	Highwood Properties	80,598
		327,244
Retail-Auto & Home Supply Stores- 1.97%
5,200	Pep Boys-Manny, Moe & Jack	72,800

Retail-Auto Dealers & Gasoline- 2.28%
3,900	Carmax *	84,045

Retail-Lumber & Other Building- 3.02%
2,050	Lowe'S Companies, Inc.	111,418

Search, Detection, Navagation- 2.39%
2,325	Raytheon Co.	88,303

Security Brokers, Dealers & Floatation Companies- 2.28%
2,425	Edwards, A.G., Inc.	83,953

Semiconductors & Related Devices- 2.33%
2,375	Cabot Microelectric *	86,094

Services-Computer Processing - 2.21%
1,975	Automatic Data Processing	81,607

Services-Computer Programming- 2.58%
7,800	Wind River *	95,160

Services-Prepackaged Software- 2.58%
5,600	Internet Security Systems *	95,200

Wood Household Furniture- 2.20%
4,300	Bassett Furniture	81,184

TOTAL COMMON STOCKS (Cost $3,019,686)- 86.42%		$3,187,095

PREFERRED STOCKS
Consumer Financial Services- 2.09%
1,875	Fannie Mae Preferred Class M	77,156

Electric Services- 2.20%
1,500	Dominion Resources Perferred Class U	81,150

Metal Forgings & Stampings- 2.20%
3,600	Dura Automotive Systems Cap Tr Prfd	81,000

TOTAL PREFERRED STOCKS (Cost $238,221)- 6.49%		239,306

CASH & EQUIVALENTS- 17.22%
635,040	First American Treasury Obligation Fund Cl A 0.92% **	635,040

TOTAL INVESTMENTS- 110.13%		4,061,441

LIABILITIES IN EXCESS OF OTHER ASSETS- -10.13%		(373,691)

NET ASSETS- 100.00%		3,687,750

* Non-income producing securities.
** Variable Rate Security at September 30, 2004

NOTES TO FINANCIAL STATEMENTS
Camco Investors Fund

1. SECURITY TRANSACTIONS

At September 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,892,947 amounted to $168,493, which consisted of aggregate gross unrealized appreciation of
$212,389 and aggregate gross unrealized depreciation of $43,896.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Camco Investors Fund

By /s/ Dennis Connor

      Dennis Connor

      President

Date November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By /s/ Dennis Connor

      Dennis Connor

      President

Date November 23, 2004

By /s/Paul Berghaus

      Paul Berghaus

      Treasurer

Date November 23, 2004